Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Bank guarantees	$ 36,706
Indirect tax liabilities	16,467	26,500
Additional loss contingency related to indirect taxes	26,000
Income from expiration of pre-acquisition indirect tax exposures	7,657
Grants received	660
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	8,182	8,473	10,334
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 1,568	$ 1,404	$ 1,514